AMERICAN STOCK EXCHANGE®
Equities Options ETFs

RECD S.E.C.
NOV 0 8 2007
1086

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

[redacted]

07082247

November 8, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

001-33736 CERTAMX

Dear Ms. Peters:

This is to certify that on October 10, 2007 the American Stock Exchange LLC (the "Exchange") received from Enterprise Acquisition Corp. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of one share of Common Stock, par value $0.0001 per share, and one Warrant

Common Stock, par value $0.0001 per share

Warrants, each exercisable for one share of Common Stock at an exercise price of $7.50 per share

PROCESSED
NOV 13 2007
THOMSON
FINANCIAL

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END